Summary of Warrant Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Number of Shares, Warrants Outstanding Beginning	1,631,250	1,631,250	1,500,000
Weighted Average Exercise Price, Warrants Outstanding Beginning	$ 4.08	$ 4.08	$ 4.00
Weighted Average Remaining Contractual Life, Warrants Outstanding Beginning	2 years 4 months 17 days		4 years 5 months 8 days
Aggregate Intrinsic Value, Warrants Outstanding Beginning			$ 6,000,000
Number of Shares, Warrants Granted	375,000		131,250
Weighted Average Exercise Price, Warrants Granted	$ 3.00		$ 5.00
Number of Shares, Warrants Forfeited
Number of Shares, Warrants Exercised
Number of Shares, Warrants Outstanding Ending	2,006,250	1,631,250	1,631,250
Weighted Average Exercise Price, Warrants Outstanding Ending	$ 3.88	$ 4.08	$ 4.08
Weighted Average Remaining Contractual Life, Warrants Outstanding Ending	2 years 5 months 8 days	2 years 4 months 17 days	3 years 4 months 17 days
Aggregate Intrinsic Value, Warrants Outstanding Ending
Number of Shares, Warrants Exercisable Ending	2,006,250	1,631,250
Weighted Average Exercise Price, Per Share Exercisable	$ 3.88	$ 4.08
Weighted Average Remaining Contractual Life, Warrants Exercisable	2 years 5 months 8 days	2 years 4 months 17 days
Aggregate Intrinsic Value, Exercisable
Number of Shares, Warrants Exercisable Ending	2,006,250	1,631,250
Weighted Average Exercise Price, Per Share Exercisable	$ 3.88	$ 4.08
Aggregate Intrinsic Value, Exercisable